UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-07605

T. Rowe Price Mid-Cap Value Fund, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher

100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2024

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Semi-Annual Shareholder Report

June 30, 2024

Mid-Cap Value Fund

Investor Class (TRMCX)

This semi-annual shareholder report contains important information about Mid-Cap Value Fund (the "fund") for the period of January 1, 2024 to June 30, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mid-Cap Value Fund - Investor Class	$41	0.79%

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$14,655,338
Number of Portfolio Holdings	113

Portfolio Turnover Rate	24.1%

What did the fund invest in?

Sector Allocation (as a % of Net Assets)

Industrials & Business Services	18.5%
Financials	15.3
Information Technology	13.9
Consumer Discretionary	10.1
Health Care	8.6
Energy	6.3
Materials	5.9
Real Estate	5.8
Utilities	5.3
Other	10.3

Top Ten Holdings (as a % of Net Assets)

Corning	2.7%
Western Digital	2.4
MKS Instruments	2.4
Select Medical Holdings	2.3
News	1.9
Stanley Black & Decker	1.7
Fifth Third Bancorp	1.7
TE Connectivity	1.5
FirstEnergy	1.4
Saia	1.3

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

202407-3695801

F115-053 8/24

Mid-Cap Value Fund

Investor Class (TRMCX)

T. Rowe Price Investment Services, Inc.

100 East Pratt Street

Baltimore, MD 21202

Semi-Annual Shareholder Report

June 30, 2024

Mid-Cap Value Fund

Advisor Class (TAMVX)

This semi-annual shareholder report contains important information about Mid-Cap Value Fund (the "fund") for the period of January 1, 2024 to June 30, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mid-Cap Value Fund - Advisor Class	$54	1.04%

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$14,655,338
Number of Portfolio Holdings	113

Portfolio Turnover Rate	24.1%

What did the fund invest in?

Sector Allocation (as a % of Net Assets)

Industrials & Business Services	18.5%
Financials	15.3
Information Technology	13.9
Consumer Discretionary	10.1
Health Care	8.6
Energy	6.3
Materials	5.9
Real Estate	5.8
Utilities	5.3
Other	10.3

Top Ten Holdings (as a % of Net Assets)

Corning	2.7%
Western Digital	2.4
MKS Instruments	2.4
Select Medical Holdings	2.3
News	1.9
Stanley Black & Decker	1.7
Fifth Third Bancorp	1.7
TE Connectivity	1.5
FirstEnergy	1.4
Saia	1.3

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

202407-3695801

F215-053 8/24

Mid-Cap Value Fund

Advisor Class (TAMVX)

T. Rowe Price Investment Services, Inc.

100 East Pratt Street

Baltimore, MD 21202

Semi-Annual Shareholder Report

June 30, 2024

Mid-Cap Value Fund

R Class (RRMVX)

This semi-annual shareholder report contains important information about Mid-Cap Value Fund (the "fund") for the period of January 1, 2024 to June 30, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mid-Cap Value Fund - R Class	$67	1.29%

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$14,655,338
Number of Portfolio Holdings	113

Portfolio Turnover Rate	24.1%

What did the fund invest in?

Sector Allocation (as a % of Net Assets)

Industrials & Business Services	18.5%
Financials	15.3
Information Technology	13.9
Consumer Discretionary	10.1
Health Care	8.6
Energy	6.3
Materials	5.9
Real Estate	5.8
Utilities	5.3
Other	10.3

Top Ten Holdings (as a % of Net Assets)

Corning	2.7%
Western Digital	2.4
MKS Instruments	2.4
Select Medical Holdings	2.3
News	1.9
Stanley Black & Decker	1.7
Fifth Third Bancorp	1.7
TE Connectivity	1.5
FirstEnergy	1.4
Saia	1.3

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

202407-3695801

F415-053 8/24

Mid-Cap Value Fund

R Class (RRMVX)

T. Rowe Price Investment Services, Inc.

100 East Pratt Street

Baltimore, MD 21202

Semi-Annual Shareholder Report

June 30, 2024

Mid-Cap Value Fund

I Class (TRMIX)

This semi-annual shareholder report contains important information about Mid-Cap Value Fund (the "fund") for the period of January 1, 2024 to June 30, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mid-Cap Value Fund - I Class	$34	0.66%

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$14,655,338
Number of Portfolio Holdings	113

Portfolio Turnover Rate	24.1%

What did the fund invest in?

Sector Allocation (as a % of Net Assets)

Industrials & Business Services	18.5%
Financials	15.3
Information Technology	13.9
Consumer Discretionary	10.1
Health Care	8.6
Energy	6.3
Materials	5.9
Real Estate	5.8
Utilities	5.3
Other	10.3

Top Ten Holdings (as a % of Net Assets)

Corning	2.7%
Western Digital	2.4
MKS Instruments	2.4
Select Medical Holdings	2.3
News	1.9
Stanley Black & Decker	1.7
Fifth Third Bancorp	1.7
TE Connectivity	1.5
FirstEnergy	1.4
Saia	1.3

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

202407-3695801

F526-053 8/24

Mid-Cap Value Fund

I Class (TRMIX)

T. Rowe Price Investment Services, Inc.

100 East Pratt Street

Baltimore, MD 21202

Semi-Annual Shareholder Report

June 30, 2024

Mid-Cap Value Fund

Z Class (TRTZX)

This semi-annual shareholder report contains important information about Mid-Cap Value Fund (the "fund") for the period of January 1, 2024 to June 30, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mid-Cap Value Fund - Z Class	$0	0.00%

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$14,655,338
Number of Portfolio Holdings	113

Portfolio Turnover Rate	24.1%

What did the fund invest in?

Sector Allocation (as a % of Net Assets)

Industrials & Business Services	18.5%
Financials	15.3
Information Technology	13.9
Consumer Discretionary	10.1
Health Care	8.6
Energy	6.3
Materials	5.9
Real Estate	5.8
Utilities	5.3
Other	10.3

Top Ten Holdings (as a % of Net Assets)

Corning	2.7%
Western Digital	2.4
MKS Instruments	2.4
Select Medical Holdings	2.3
News	1.9
Stanley Black & Decker	1.7
Fifth Third Bancorp	1.7
TE Connectivity	1.5
FirstEnergy	1.4
Saia	1.3

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

202407-3695801

F1262-053 8/24

Mid-Cap Value Fund

Z Class (TRTZX)

T. Rowe Price Investment Services, Inc.

100 East Pratt Street

Baltimore, MD 21202

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant’s annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant’s most recent fiscal half-year.

Item 3. Audit Committee Financial Expert.

Disclosure required in registrant’s annual Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Disclosure required in registrant’s annual Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b) Report pursuant to Regulation S-X.

Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
June 30, 2024
Financial Statements and Other Information
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
TRMCX Mid-Cap Value Fund
TAMVX Mid-Cap Value Fund–
.
Advisor Class
RRMVX Mid-Cap Value Fund–
.
R Class
TRMIX Mid-Cap Value Fund–
.
I Class
TRTZX Mid-Cap Value Fund–
.
Z Class

T. ROWE PRICE Mid-Cap Value Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
Investor Class
6 Months
. Ended
6/30/24
.. Year ..
.. Ended .
12/31/23 12/31/22 12/31/21 12/31/20 12/31/19
NET ASSET
VALUE
Beginning of period $ 31.20 $ 28.35 $ 33.63 $ 29.59 $ 27.97 $ 24.40
Investment
activities
Net investment
income
(1)(2)
0.18 0.39 0.26 0.28 0.34 0.40
Net realized and
unrealized gain/
loss 2.36 4.85 (1.60) 6.86 2.40 4.36
Total from
investment
activities 2.54 5.24 (1.34) 7.14 2.74 4.76
Distributions
Net investment
income — (0.36) (0.25) (0.34) (0.30) (0.41)
Net realized gain — (2.03) (3.69) (2.76) (0.82) (0.78)
Total distributions — (2.39) (3.94) (3.10) (1.12) (1.19)
NET ASSET
VALUE
End of period $ 33.74 $ 31.20 $ 28.35 $ 33.63 $ 29.59 $ 27.97

T. ROWE PRICE Mid-Cap Value Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
6 Months
. Ended
6/30/24
.. Year ..
.. Ended .
12/31/23 12/31/22 12/31/21 12/31/20 12/31/19
Ratios/Supplemental Data
Total return
(2)(3)
8.14% 18.75% (4.24)% 24.53% 9.88% 19.61%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by
Price Associates 0.79%
(4)
0.80% 0.81% 0.77% 0.78% 0.78%
Net expenses
after waivers/
payments by
Price Associates 0.79%
(4)
0.80% 0.81% 0.77% 0.78% 0.78%
Net investment
income 1.11%
(4)
1.30% 0.81% 0.83% 1.32% 1.48%
Portfolio turnover
rate 24.1% 45.3% 46.8% 24.8% 35.1% 31.9%
Net assets, end of
period (in millions) $4,199 $4,036 $3,973 $5,980 $5,070 $9,224
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(4)
Annualized

T. ROWE PRICE Mid-Cap Value Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
Advisor Class
6 Months
. Ended
6/30/24
.. Year ..
.. Ended .
12/31/23 12/31/22 12/31/21 12/31/20 12/31/19
NET ASSET
VALUE
Beginning of period $ 31.05 $ 28.22 $ 33.47 $ 29.47 $ 27.88 $ 24.32
Investment
activities
Net investment
income
(1)(2)
0.14 0.32 0.17 0.16 0.25 0.31
Net realized and
unrealized gain/
loss 2.35 4.81 (1.58) 6.84 2.40 4.36
Total from
investment
activities 2.49 5.13 (1.41) 7.00 2.65 4.67
Distributions
Net investment
income — (0.27) (0.15) (0.24) (0.24) (0.33)
Net realized gain — (2.03) (3.69) (2.76) (0.82) (0.78)
Total distributions — (2.30) (3.84) (3.00) (1.06) (1.11)
NET ASSET
VALUE
End of period $ 33.54 $ 31.05 $ 28.22 $ 33.47 $ 29.47 $ 27.88

T. ROWE PRICE Mid-Cap Value Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Advisor Class
6 Months
. Ended
6/30/24
.. Year ..
.. Ended .
12/31/23 12/31/22 12/31/21 12/31/20 12/31/19
Ratios/Supplemental Data
Total return
(2)(3)
8.02% 18.44% (4.46)% 24.14% 9.58% 19.30%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by
Price Associates 1.04%
(4)
1.05% 1.05% 1.05% 1.05% 1.05%
Net expenses
after waivers/
payments by
Price Associates 1.04%
(4)
1.05% 1.05% 1.05% 1.05% 1.05%
Net investment
income 0.85%
(4)
1.06% 0.54% 0.49% 0.99% 1.14%
Portfolio turnover
rate 24.1% 45.3% 46.8% 24.8% 35.1% 31.9%
Net assets, end
of period (in
thousands) $63,901 $62,211 $69,762 $96,545 $200,662 $164,369
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(4)
Annualized

T. ROWE PRICE Mid-Cap Value Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
R Class
6 Months
. Ended
6/30/24
.. Year ..
.. Ended .
12/31/23 12/31/22 12/31/21 12/31/20 12/31/19
NET ASSET
VALUE
Beginning of period $ 30.30 $ 27.54 $ 32.81 $ 28.93 $ 27.39 $ 23.91
Investment
activities
Net investment
income
(1)(2)
0.10 0.23 0.10 0.10 0.19 0.25
Net realized and
unrealized gain/
loss 2.28 4.70 (1.56) 6.70 2.34 4.27
Total from
investment
activities 2.38 4.93 (1.46) 6.80 2.53 4.52
Distributions
Net investment
income — (0.14) (0.12) (0.16) (0.17) (0.26)
Net realized gain — (2.03) (3.69) (2.76) (0.82) (0.78)
Total distributions — (2.17) (3.81) (2.92) (0.99) (1.04)
NET ASSET
VALUE
End of period $ 32.68 $ 30.30 $ 27.54 $ 32.81 $ 28.93 $ 27.39

T. ROWE PRICE Mid-Cap Value Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
R Class
6 Months
. Ended
6/30/24
.. Year ..
.. Ended .
12/31/23 12/31/22 12/31/21 12/31/20 12/31/19
Ratios/Supplemental Data
Total return
(2)(3)
7.85% 18.16% (4.70)% 23.89% 9.31% 19.00%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by
Price Associates 1.29%
(4)
1.30% 1.30% 1.29% 1.30% 1.30%
Net expenses
after waivers/
payments by
Price Associates 1.29%
(4)
1.30% 1.30% 1.29% 1.30% 1.30%
Net investment
income 0.61%
(4)
0.79% 0.31% 0.30% 0.75% 0.95%
Portfolio turnover
rate 24.1% 45.3% 46.8% 24.8% 35.1% 31.9%
Net assets, end
of period (in
thousands) $81,647 $80,314 $119,670 $141,484 $125,051 $137,109
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(4)
Annualized

T. ROWE PRICE Mid-Cap Value Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
I Class
6 Months
. Ended
6/30/24
.. Year ..
.. Ended .
12/31/23 12/31/22 12/31/21 12/31/20 12/31/19
NET ASSET
VALUE
Beginning of period $ 31.12 $ 28.30 $ 33.61 $ 29.57 $ 27.95 $ 24.39
Investment
activities
Net investment
income
(1)(2)
0.21 0.43 0.30 0.34 0.36 0.44
Net realized and
unrealized gain/
loss 2.35 4.84 (1.58) 6.84 2.42 4.35
Total from
investment
activities 2.56 5.27 (1.28) 7.18 2.78 4.79
Distributions
Net investment
income — (0.42) (0.34) (0.38) (0.34) (0.45)
Net realized gain — (2.03) (3.69) (2.76) (0.82) (0.78)
Total distributions — (2.45) (4.03) (3.14) (1.16) (1.23)
NET ASSET
VALUE
End of period $ 33.68 $ 31.12 $ 28.30 $ 33.61 $ 29.57 $ 27.95

T. ROWE PRICE Mid-Cap Value Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
6 Months
. Ended
6/30/24
.. Year ..
.. Ended .
12/31/23 12/31/22 12/31/21 12/31/20 12/31/19
Ratios/Supplemental Data
Total return
(2)(3)
8.23% 18.89% (4.08)% 24.69% 10.03% 19.75%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by
Price Associates 0.66%
(4)
0.67% 0.66% 0.65% 0.65% 0.65%
Net expenses
after waivers/
payments by
Price Associates 0.66%
(4)
0.67% 0.66% 0.65% 0.65% 0.65%
Net investment
income 1.26%
(4)
1.44% 0.94% 0.97% 1.43% 1.62%
Portfolio turnover
rate 24.1% 45.3% 46.8% 24.8% 35.1% 31.9%
Net assets, end of
period (in millions) $5,430 $4,930 $4,364 $3,139 $2,344 $3,452
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(4)
Annualized

T. ROWE PRICE Mid-Cap Value Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Z Class
(1)
6 Months
. Ended
6/30/24
.. Year ..
.. Ended .
3/16/20
(1)
Through
12/31/20 12/31/23 12/31/22 12/31/21
NET ASSET VALUE
Beginning of period $ 31.20 $ 28.35 $ 33.63 $ 29.57 $ 18.84
Investment activities
Net investment income
(2)(3)
0.31 0.64 0.52 0.54 0.40
Net realized and unrealized
gain/loss 2.36 4.85 (1.58) 6.87 11.64
Total from investment activities 2.67 5.49 (1.06) 7.41 12.04
Distributions
Net investment income — (0.61) (0.53) (0.59) (0.49)
Net realized gain — (2.03) (3.69) (2.76) (0.82)
Total distributions — (2.64) (4.22) (3.35) (1.31)
NET ASSET VALUE
End of period $ 33.87 $ 31.20 $ 28.35 $ 33.63 $ 29.57
Ratios/Supplemental Data
Total return
(3)(4)
8.56% 19.67% (3.44)% 25.50% 64.05%
Ratios to average net assets:
(3)
Gross expenses before
waivers/payments by Price
Associates 0.64%
(5)
0.64% 0.64% 0.64% 0.64%
(5)
Net expenses after waivers/
payments by Price Associates 0.00%
(5)
0.00% 0.00% 0.00% 0.00%
(5)
Net investment income 1.90%
(5)
2.11% 1.60% 1.56% 1.94%
(5)
Portfolio turnover rate 24.1% 45.3% 46.8% 24.8% 35.1%
Net assets, end of period (in
millions) $4,880 $4,631 $4,291 $5,773 $5,327
0% 0% 0% 0% 0%
(1)
Inception date
(2)
Per share amounts calculated using average shares outstanding method.
(3)
Includes the impact of expense-related arrangements with Price Associates.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(5)
Annualized

T. ROWE PRICE Mid-Cap Value Fund
June 30, 2024 (Unaudited)

Portfolio of Investments
‡
Shares/Par $ Value
(Cost and value in $000s)
‡
COMMON STOCKS  95.8%
COMMUNICATION SERVICES  1.9%
Media  1.9%
News, Class A  8,734,934 240,822
News, Class B  1,224,565 34,766
Total Communication Services 275,588
CONSUMER DISCRETIONARY  10.1%
Automobiles  0.7%
General Motors  2,297,294 106,732
106,732
Diversified Consumer Services  1.0%
Bright Horizons Family Solutions (1) 1,321,307 145,449
145,449
Hotels, Restaurants & Leisure  2.3%
Aramark  2,768,739 94,193
Compass Group (GBP)  3,463,323 94,352
Norwegian Cruise Line Holdings (1) 8,123,338 152,638
341,183
Specialty Retail  3.8%
Advance Auto Parts  2,571,149 162,831
Bath & Body Works  3,565,950 139,250
Burlington Stores (1) 569,497 136,679
Ulta Beauty (1) 307,100 118,501
557,261
Textiles, Apparel & Luxury Goods  2.3%
Puma (EUR)  2,328,303 106,939
Ralph Lauren  521,127 91,228
VF (2) 10,131,446 136,775
334,942
Total Consumer Discretionary 1,485,567
CONSUMER STAPLES  4.6%
Beverages  0.8%
Constellation Brands, Class A  430,663 110,801
110,801
Consumer Staples Distribution & Retail  0.7%
Dollar General  773,196 102,240
102,240

T. ROWE PRICE Mid-Cap Value Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Food Products  1.8%
Flowers Foods  4,767,304 105,834
Tyson Foods, Class A  2,889,779 165,122
270,956
Personal Care Products  1.3%
Kenvue  10,278,024 186,854
186,854
Total Consumer Staples 670,851
ENERGY  6.3%
Energy Equipment & Services  3.6%
Baker Hughes  3,619,402 127,295
Expro Group Holdings (1) 3,309,080 75,844
TechnipFMC  6,918,216 180,911
Tidewater (1) 1,487,460 141,621
525,671
Oil, Gas & Consumable Fuels  2.7%
Cameco  955,512 47,011
Chesapeake Energy  2,049,089 168,415
Kinder Morgan  3,009,983 59,808
Suncor Energy  3,325,898 126,717
401,951
Total Energy 927,622
FINANCIALS  14.9%
Banks  4.9%
Fifth Third Bancorp  6,887,201 251,314
Popular  2,106,302 186,260
Webster Financial  3,168,866 138,131
Western Alliance Bancorp  2,331,294 146,452
722,157
Capital Markets  1.6%
Main Street Capital (2) 1,968,839 99,407
Morningstar  359,221 106,276
Open Lending (1) 6,106,143 34,072
239,755
Consumer Finance  0.8%
OneMain Holdings  2,447,550 118,682
118,682
Financial Services  4.9%
Apollo Global Management  907,037 107,094
Corebridge Financial  4,279,355 124,615

T. ROWE PRICE Mid-Cap Value Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Corpay (1) 712,663 189,861
Global Payments  928,692 89,804
Jackson Financial, Class A  708,408 52,606
Western Union  12,223,379 149,370
713,350
Insurance  2.7%
Allstate  742,371 118,527
Assurant  481,401 80,033
Hanover Insurance Group  565,181 70,896
RenaissanceRe Holdings  537,072 120,041
389,497
Total Financials 2,183,441
HEALTH CARE  8.6%
Biotechnology  0.7%
Alkermes (1) 4,575,111 110,260
110,260
Health Care Equipment & Supplies  3.0%
Baxter International  4,608,700 154,161
DENTSPLY SIRONA  3,966,935 98,816
Zimmer Biomet Holdings  1,694,997 183,958
436,935
Health Care Providers & Services  2.3%
Select Medical Holdings (3) 9,596,457 336,452
336,452
Life Sciences Tools & Services  0.3%
Charles River Laboratories International (1) 203,658 42,072
42,072
Pharmaceuticals  2.3%
Catalent (1) 2,681,894 150,803
Elanco Animal Health (1) 6,940,448 100,150
Viatris  8,670,163 92,164
343,117
Total Health Care 1,268,836
INDUSTRIALS & BUSINESS SERVICES  18.3%
Aerospace & Defense  4.3%
Huntington Ingalls Industries  439,037 108,148
L3Harris Technologies  713,071 160,142
Rolls-Royce Holdings (GBP) (1) 12,319,513 70,754
Spirit AeroSystems Holdings, Class A (1)(2) 4,637,312 152,428

T. ROWE PRICE Mid-Cap Value Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Textron  1,696,068 145,624
637,096
Building Products  1.7%
Armstrong World Industries  588,817 66,678
Carrier Global  1,435,071 90,524
Trane Technologies  279,191 91,834
249,036
Construction & Engineering  1.0%
API Group (1) 3,852,733 144,978
144,978
Electrical Equipment  1.0%
GE Vernova (1) 825,070 141,508
141,508
Ground Transportation  3.1%
JB Hunt Transport Services  670,096 107,215
Norfolk Southern  729,100 156,531
Saia (1) 412,877 195,823
459,569
Machinery  4.2%
Esab  1,331,204 125,705
Middleby (1) 798,359 97,887
Stanley Black & Decker  3,183,375 254,320
Toro  1,457,296 136,272
614,184
Passenger Airlines  1.2%
Southwest Airlines  6,351,131 181,706
181,706
Professional Services  1.5%
SS&C Technologies Holdings  1,985,845 124,453
Verra Mobility (1) 3,279,911 89,213
213,666
Trading Companies & Distributors  0.3%
Ashtead Group (GBP)  643,978 42,936
42,936
Total Industrials & Business Services 2,684,679
INFORMATION TECHNOLOGY  13.5%
Electronic Equipment, Instruments & Components  5.4%
Corning  10,304,461 400,328
TE Connectivity  1,474,100 221,749

T. ROWE PRICE Mid-Cap Value Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Zebra Technologies, Class A (1) 546,777 168,916
790,993
IT Services  0.9%
GoDaddy, Class A (1) 896,770 125,288
125,288
Semiconductors & Semiconductor Equipment  2.3%
MKS Instruments  2,632,958 343,812
343,812
Software  1.9%
DocuSign (1) 2,432,973 130,164
Fortinet (1) 2,367,648 142,698
272,862
Technology Hardware, Storage & Peripherals  3.0%
Pure Storage, Class A (1) 1,400,016 89,895
Western Digital (1) 4,655,868 352,775
442,670
Total Information Technology 1,975,625
MATERIALS  5.9%
Chemicals  1.5%
FMC  2,204,968 126,896
Scotts Miracle-Gro  1,530,659 99,585
226,481
Construction Materials  1.3%
Summit Materials, Class A (1) 5,021,879 183,851
183,851
Containers & Packaging  1.8%
Ball  1,126,864 67,634
DS Smith (GBP)  19,247,582 102,012
International Paper  2,352,026 101,490
271,136
Metals & Mining  1.3%
Franco-Nevada (CAD)  1,024,353 121,450
Freeport-McMoRan  1,412,560 68,651
190,101
Total Materials 871,569
REAL ESTATE  5.8%
Industrial Real Estate Investment Trusts  1.0%
Rexford Industrial Realty, REIT  3,138,577 139,949
139,949

T. ROWE PRICE Mid-Cap Value Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Office Real Estate Investment Trusts  0.7%
Douglas Emmett, REIT  1,797,421 23,924
Vornado Realty Trust, REIT  2,787,100 73,273
97,197
Residential Real Estate Investment Trusts  2.2%
Apartment Investment & Management, Class A, REIT (1) 9,557,883 79,235
Equity Residential, REIT  1,887,867 130,905
Sun Communities, REIT  882,200 106,164
316,304
Retail Real Estate Investment Trusts  0.8%
Regency Centers, REIT  1,870,294 116,332
116,332
Specialized Real Estate Investment Trusts  1.1%
Rayonier, REIT  3,153,031 91,722
Weyerhaeuser, REIT  2,609,736 74,090
165,812
Total Real Estate 835,594
UTILITIES  5.3%
Electric Utilities  2.8%
Constellation Energy  359,371 71,971
FirstEnergy  5,226,102 200,003
PG&E  7,921,004 138,301
410,275
Multi-Utilities  2.5%
Ameren  2,195,646 156,132
CenterPoint Energy  2,664,136 82,535
Dominion Energy  2,632,959 129,015
367,682
Total Utilities 777,957
Total Miscellaneous Common Stocks  0.6%  (4) 89,205
Total Common Stocks (Cost $11,288,127) 14,046,534
CONVERTIBLE BONDS  0.4%
Total Miscellaneous Convertible Bonds  0.4%  (4) 63,389
Total Convertible Bonds (Cost $63,529) 63,389

T. ROWE PRICE Mid-Cap Value Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
SHORT-TERM INVESTMENTS  3.9%
Money Market Funds  3.9%
T. Rowe Price Government Reserve Fund, 5.38% (3)(5) 564,397,697 564,398
Total Short-Term Investments (Cost $564,398) 564,398
SECURITIES LENDING COLLATERAL  0.9%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET
BANK AND TRUST COMPANY 0.9%
Money Market Funds 0.9%
T. Rowe Price Government Reserve Fund, 5.38% (3)(5) 129,882,234 129,882
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank and Trust
Company 129,882
Total Securities Lending Collateral (Cost $129,882) 129,882
Total Investments in Securities
101.0% of Net Assets
(Cost $12,045,936) $ 14,804,203
‡ Shares/Par are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) See Note 3 . All or a portion of this security is on loan at June 30, 2024.
(3) Affiliated Companies
(4) The identity of certain securities has been concealed to protect the fund while it completes a purchase or selling program for the securities.
(5) Seven-day yield
CAD Canadian Dollar
EUR Euro
GBP British Pound
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE Mid-Cap Value Fund

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the six months ended June 30, 2024. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
Select Medical Holdings  $ 755 $ 110,415 $ 2,405
Tidewater  96,410 (34,000) —
T. Rowe Price Government Reserve Fund,
5.38% — — 17,464++
Affiliates not held at period end 2,559 (3,014) —
Totals $ 99,724# $ 73,401 $ 19,869+
Supplementary Investment Schedule
Affiliate
Value
12/31/23
Purchase
Cost
Sales
Cost
Value
06/30/24
SEACOR Marine Holdings  $ 29,203 $ — $ 26,189 $ —
Select Medical Holdings  226,271 19 253 336,452
Tidewater  194,132 — 18,511 *
T. Rowe Price Government
Reserve Fund, 5.38% 538,149  ¤  ¤ 694,280
Total $ 1,030,732^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees as described in Note 3 .
+ Investment income comprised $19,869 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $818,074.
* On the date indicated, issuer was held but not considered an affiliated company.

T. ROWE PRICE Mid-Cap Value Fund
June 30, 2024 (Unaudited)
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
Assets
Investments in securities, at value (cost $12,045,936) $ 14,804,203
Dividends and interest receivable 14,706
Receivable for shares sold 8,808
Receivable for investment securities sold 5,828
Due from affiliates 2,338
Cash 1,327
Other assets 4,067
Total assets 14,841,277
Liabilities
Obligation to return securities lending collateral 129,882
Payable for investment securities purchased 42,134
Investment management fees payable 7,631
Payable for shares redeemed 5,682
Payable to directors 12
Other liabilities 598
Total liabilities 185,939
NET ASSETS $ 14,655,338

T. ROWE PRICE Mid-Cap Value Fund
June 30, 2024 (Unaudited)
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Net Assets Consist of:
Total distributable earnings (loss) $ 3,876,990
Paid-in capital applicable to 434,189,367 shares of $0.0001
par value capital stock outstanding; 1,000,000,000 shares
authorized 10,778,348
NET ASSETS $ 14,655,338
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $4,199,237; Shares outstanding:
124,460,688) $ 33.74
Advisor Class
(Net assets: $63,901; Shares outstanding: 1,905,267) $ 33.54
R Class
(Net assets: $81,647; Shares outstanding: 2,498,526) $ 32.68
I Class
(Net assets: $5,430,093; Shares outstanding:
161,246,356) $ 33.68
Z Class
(Net assets: $4,880,460; Shares outstanding:
144,078,530) $ 33.87

T. ROWE PRICE Mid-Cap Value Fund
(Unaudited)
Statement of Operations

($000s)
6 Months
Ended
6/30/24
Investment Income (Loss)
Income
Dividend (net of foreign taxes of $696) $ 132,496
.
  Interest 2,421
Securities lending 1,692
Other 17
Total income 136,626
Expenses
Investment management 45,444
Shareholder servicing
Investor Class $ 3,072
Advisor Class 49
R Class 63
I Class 404 3,588
Rule 12b-1 fees
Advisor Class 80
R Class 206 286
Prospectus and shareholder reports
Investor Class 55
Advisor Class 1
I Class 41
Z Class 1 98
Custody and accounting 228
Registration 71
Directors 24
Legal and audit 19
Miscellaneous 28
Waived / paid by Price Associates (15,429)
Total expenses 34,357
Net investment income 102,269

T. ROWE PRICE Mid-Cap Value Fund
(Unaudited)
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
6/30/24
Realized and Unrealized Gain / Loss –
Net realized gain (loss)
Securities 1,003,737
Foreign currency transactions 45
Net realized gain 1,003,782
Change in net unrealized gain / loss
Securities 22,320
Other assets and liabilities denominated in foreign currencies (73)
Change in net unrealized gain / loss 22,247
Net realized and unrealized gain / loss 1,026,029
INCREASE IN NET ASSETS FROM OPERATIONS $ 1,128,298

T. ROWE PRICE Mid-Cap Value Fund
(Unaudited)
Statement of Changes in Net Assets

($000s)
6 Months
Ended
6/30/24
Year
Ended
12/31/23
Increase (Decrease) in Net Assets
Operations
Net investment income $ 102,269 $ 213,739
Net realized gain 1,003,782 1,031,624
Change in net unrealized gain / loss 22,247 1,055,271
Increase in net assets from operations 1,128,298 2,300,634
Distributions to shareholders
Net earnings
Investor Class – (289,926)
Advisor Class – (4,413)
R Class – (5,379)
I Class – (363,373)
Z Class – (363,298)
Decrease in net assets from distributions – (1,026,389)
Capital share transactions
*
Shares sold
Investor Class 403,206 543,088
Advisor Class 2,735 6,347
R Class 3,317 7,090
I Class 488,814 645,441
Z Class 216,425 293,748
Distributions reinvested
Investor Class – 274,325
Advisor Class – 4,353
R Class – 5,379
I Class – 341,476
Z Class – 363,298
Shares redeemed
Investor Class (563,173) (1,139,726)
Advisor Class (5,936) (24,521)
R Class (8,171) (60,314)
I Class (391,020) (856,953)
Z Class (359,239) (754,822)
Decrease in net assets from capital share
transactions (213,042) (351,791)

T. ROWE PRICE Mid-Cap Value Fund
(Unaudited)
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
6/30/24
Year
Ended
12/31/23
Net Assets
Increase during period 915,256 922,454
Beginning of period 13,740,082 12,817,628
End of period $ 14,655,338 $ 13,740,082
*Share information (000s)
Shares sold
Investor Class 12,213 17,999
Advisor Class 83 213
R Class 104 243
I Class 14,754 21,440
Z Class 6,701 9,757
Distributions reinvested
Investor Class – 9,075
Advisor Class – 145
R Class – 183
I Class – 11,322
Z Class – 12,018
Shares redeemed
Investor Class (17,118) (37,857)
Advisor Class (181) (827)
R Class (256) (2,121)
I Class (11,916) (28,582)
Z Class (11,033) (24,744)
Decrease in shares outstanding (6,649) (11,736)

T. ROWE PRICE Mid-Cap Value Fund
Unaudited
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Mid-Cap Value Fund, Inc. (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks to provide long-term capital appreciation by investing primarily in mid-sized companies that appear to be undervalued. The fund has five classes of shares: the Mid-Cap Value Fund
(Investor Class), the Mid-Cap Value Fund–Advisor Class (Advisor Class), the
Mid-Cap Value Fund–R Class (R Class), the Mid-Cap Value Fund–I Class
(I Class) and the Mid-Cap Value Fund–Z Class (Z Class). Advisor Class
shares are sold only through various brokers and other financial intermediaries, and R Class shares are available through financial intermediaries for employer-sponsored defined contribution retirement plans and certain other retirement accounts. I Class shares require a $500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts. The
Z Class is only available to funds advised by T. Rowe Price Associates, Inc. and its affiliates and other clients that are subject to a contractual fee for investment management services. The Advisor Class and R Class each operate under separate Board-approved Rule 12b-1 plans, pursuant to which each class compensates financial intermediaries for distribution, shareholder servicing, and/
or certain administrative services; the Investor, I and Z Classes do not pay Rule
12b-1 fees. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to all classes; and, in all other respects, the same rights and obligations as the other classes.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946 (ASC 946).
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.

T. ROWE PRICE Mid-Cap Value Fund

Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Distributions from REITs are initially recorded as dividend income and, to the extent such represent a return of capital or capital gain for tax purposes, are reclassified when such information becomes available. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared and paid by each class annually. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Currency Translation  Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is not bifurcated from the portion attributable to changes in market prices.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes, investment income, and realized and unrealized gains and losses are allocated to the classes based upon the relative daily net assets of each class. The Advisor Class and R Class each pay Rule
12b-1 fees, in an amount not exceeding 0.25% and 0.50%, respectively, of the class’s average daily net assets.
In-Kind Redemptions  In accordance with guidelines described in the fund’s prospectus, and when considered to be in the best interest of all shareholders, the fund may distribute portfolio securities rather than cash as payment for a redemption of fund shares (in-kind redemption). Gains and losses realized on

T. ROWE PRICE Mid-Cap Value Fund

in-kind redemptions are not recognized for tax purposes and are reclassified from undistributed realized gain (loss) to paid-in capital. During the six months ended June 30, 2024, the fund realized $16,270,000 of net gain on
$46,860,000 of in-kind redemptions.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4
p.m. ET, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe
Price Associates, Inc., or its agents.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the
NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s
Board of Directors (the Board) has designated T. Rowe Price Associates, Inc.
as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

T. ROWE PRICE Mid-Cap Value Fund

Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-
counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation
Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of the fund’s portfolio securities. Each business day, the Valuation Designee uses

T. ROWE PRICE Mid-Cap Value Fund

information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined

T. ROWE PRICE Mid-Cap Value Fund

by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial
instruments, based on the inputs used to determine their fair values on June 30,
2024 (for further detail by category, please refer to the accompanying Portfolio of Investments):
NOTE 3 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance.
The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of
Additional Information.
Securities Lending  The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered to the fund the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 13,508,091 $ 538,443 $ — $ 14,046,534
Convertible Bonds — 63,389 — 63,389
Short-Term Investments 564,398 — — 564,398
Securities Lending Collateral 129,882 — — 129,882
Total $ 14,202,371 $ 601,832 $ — $ 14,804,203

T. ROWE PRICE Mid-Cap Value Fund

securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform. Securities lending revenue consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower, compensation to the lending agent, and other administrative costs. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying financial statements, but collateral received in the form of securities is not. At
June 30, 2024, the value of loaned securities was $126,069,000; the value of cash collateral and related investments was $129,882,000.
Other  Purchases and sales of portfolio securities other than in-kind transactions, if any, and short-term securities aggregated $3,319,482,000 and
$3,469,197,000, respectively, for the six months ended June 30, 2024.
NOTE 4 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under
Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of the date of this report.
At June 30, 2024, the cost of investments (including derivatives, if any) for federal income tax purposes was $12,056,840,000. Net unrealized gain aggregated $2,747,298,000 at period-end, of which $3,274,435,000 related to appreciated investments and $527,137,000 related to depreciated investments.

T. ROWE PRICE Mid-Cap Value Fund

NOTE 5 - FOREIGN TAXES
The fund is subject to foreign income taxes imposed by certain countries in which it invests. Additionally, capital gains realized upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries. All taxes are computed in accordance with the applicable foreign tax law, and, to the extent permitted, capital losses are used to offset capital gains. Taxes attributable to income are accrued by the fund as a reduction of income. Current and deferred tax expense attributable to capital gains is reflected as a component of realized or change in unrealized gain/
loss on securities in the accompanying financial statements. To the extent that the fund has country specific capital loss carryforwards, such carryforwards are applied against net unrealized gains when determining the deferred tax liability. Any deferred tax liability incurred by the fund is included in either Other liabilities or Deferred tax liability on the accompanying Statement of Assets and Liabilities.
NOTE 6 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates),
a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.35%
of the fund’s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.260% for assets in excess of $845 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At June 30, 2024, the effective annual group fee rate was 0.29%.
The Investor Class, Advisor Class, and R Class are each subject to a contractual expense limitation through the expense limitation dates indicated
in the table below. This agreement will continue through the expense limitation dates indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. During the limitation period, Price
Associates is required to waive or pay any expenses (excluding interest;
expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) that would

T. ROWE PRICE Mid-Cap Value Fund

otherwise cause the class's ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. Each class is required to repay Price Associates for expenses previously waived/paid to the extent the class's net assets grow or expenses decline sufficiently to allow repayment without causing the class's net expense ratio (after the repayment is taken into account) to exceed the lesser of: (1) the expense limitation in place at the time such amounts were waived; or (2) the class's current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.
The I Class is also subject to an operating expense limitation (I Class Limit)
pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and
acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. The
I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.
The Z Class is also subject to a contractual expense limitation agreement whereby Price Associates has agreed to waive and/or bear all of the Z Class’
expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) in their entirety. This fee waiver and/or expense reimbursement arrangement is expected to remain in place indefinitely, and the agreement may only be amended or terminated with approval by the fund’s Board. Expenses of the fund waived/paid by the manager are not subject to later repayment by the fund.
Pursuant to these agreements, expenses were waived/paid by and/or repaid to Price Associates during the six months ended June 30, 2024 as indicated in the table below. At June 30, 2024, there were no amounts subject to repayment

T. ROWE PRICE Mid-Cap Value Fund

by the fund. Any repayment of expenses previously waived/paid by Price
Associates during the period would be included in the net investment income and expense ratios presented on the accompanying Financial Highlights.
In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates, each an affiliate of the fund (collectively, Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. T. Rowe Price Retirement Plan Services, Inc.
provides subaccounting and recordkeeping services for certain retirement accounts invested in the Investor Class, R Class and Advisor Class. For the
six months ended June 30, 2024, expenses incurred pursuant to these service agreements were $60,000 for Price Associates; $1,380,000 for T. Rowe Price
Services, Inc.; and $307,000 for T. Rowe Price Retirement Plan Services, Inc.
All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund
(except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
Additionally, the fund is one of several mutual funds in which certain college savings plans managed by Price Associates invests. As approved by the fund’s
Board of Directors, shareholder servicing costs associated with each college savings plan are borne by the fund in proportion to the average daily value of its shares owned by the college savings plan. Price has agreed to waive/reimburse
Investor
Class
Advisor
Class R Class I Class Z Class
Expense
limitation/I
Class Limit 0.99% 1.24% 1.49% 0.05% 0.00%
Expense
limitation date 04/30/26 04/30/26 04/30/26 04/30/26 N/A
(Waived)/
repaid during
the period
($000s) $— $— $— $— $(15,429)

T. ROWE PRICE Mid-Cap Value Fund

shareholder servicing costs in excess of 0.05% of the fund’s average daily value of its shares owned by the college savings plan. Any amounts waived/
paid by Price under this voluntary agreement are not subject to repayment by the fund. Price may amend or terminate this voluntary arrangement at any time without prior notice. For the six months ended June 30, 2024, the fund was charged $23,000 for shareholder servicing costs related to the college savings plans, which is net of a reimbursement by Price of $17,000. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities. At
June 30, 2024, approximately 7% of the outstanding shares of the I Class were held by college savings plans.
Mutual funds, trusts, and other accounts managed by Price Associates or its affiliates (collectively, Price Funds and accounts) may invest in the fund. No
Price fund or account may invest for the purpose of exercising management or control over the fund. At June 30, 2024, 100% of the Z Class's outstanding shares were held by Price Funds and accounts.
The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price
Treasury Reserve Fund, organized as money market funds (together, the Price
Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price
Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending, if any, is invested in the
T. Rowe Price Government Reserve Fund. The Price Reserve Funds pay no
investment management fees.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange
Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the six months ended June 30, 2024, the fund had no purchases or sales cross trades with other funds or accounts advised by
Price Associates.

T. ROWE PRICE Mid-Cap Value Fund

NOTE 7 - OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including
Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.

T. ROWE PRICE Mid-Cap Value Fund

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
Each year, the fund’s Board of Directors (Board) considers the continuation of the investment management agreement (Advisory Contract) between the fund and its investment adviser, T. Rowe Price Associates, Inc. (Adviser). In that regard, at a meeting held on March 11–12, 2024 (Meeting), the Board, including all of the fund’s independent directors present in person at the Meeting, approved the continuation of the fund’s Advisory Contract. At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and the approval of the Advisory Contract. The independent directors were assisted in their evaluation of the Advisory Contract by independent legal counsel from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, the Adviser was guided by a detailed set of requests for information submitted by independent legal counsel on behalf of the independent directors. In considering and approving the continuation of the
Advisory Contract, the Board considered the information it believed was relevant, including, but not limited to, the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with the Adviser about various topics. The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the T. Rowe Price funds’ advisory contracts, including performance and the services and support provided to the funds and their shareholders.
Services Provided by the Adviser
The Board considered the nature, quality, and extent of the services provided to the fund by the Adviser. These services included, but were not limited to, directing the fund’s investments in accordance with its investment program and the overall management of the fund’s portfolio, as well as a variety of related activities such as financial, investment operations, and administrative services; compliance;
maintaining the fund’s records and registrations; and shareholder communications.
The Board also reviewed the background and experience of the Adviser’s senior management team and investment personnel involved in the management of the fund, as well as the Adviser’s compliance record. The Board concluded that the information it considered with respect to the nature, quality, and extent of the services provided by the Adviser, as well as the other factors considered at the Meeting, supported the Board’s approval of the continuation of the Advisory
Contract.

T. ROWE PRICE Mid-Cap Value Fund

Investment Performance of the Fund
The Board took into account discussions with the Adviser and detailed reports that it regularly receives throughout the year on relative and absolute performance for the T. Rowe Price funds. In connection with the Meeting, the Board reviewed information provided by the Adviser that compared the fund’s total returns, as well as a wide variety of other previously agreed-upon performance measures and market data, against relevant benchmark indexes and peer groups of funds with similar investment programs for various periods through December 31, 2023.
Additionally, the Board reviewed the fund’s relative performance information as of September 30, 2023, which ranked the returns of the fund’s Investor Class for various periods against a universe of funds with similar investment programs selected by Broadridge, an independent provider of mutual fund data.
In the course of its deliberations, the Board considered performance information provided throughout the year and in connection with the Advisory Contract review at the Meeting, as well as information provided during investment review meetings conducted with portfolio managers and senior investment personnel during the course of the year regarding the fund’s performance. The Board also considered relevant factors, such as overall market conditions and trends that could adversely impact the fund’s performance, the length of the fund’s performance track record, and how closely the fund’s strategies align with its benchmarks and peer groups.
The Board concluded that the information it considered with respect to the fund’s performance, as well as the other factors considered at the Meeting, supported the
Board’s approval of the continuation of the Advisory Contract.
Costs, Benefits, Profits, and Economies of Scale
The Board reviewed detailed information regarding the revenues received by the
Adviser under the Advisory Contract and other direct and indirect benefits that the
Adviser (and its affiliates) may have realized from its relationship with the fund. In considering soft-dollar arrangements pursuant to which research may be received from broker-dealers that execute the fund’s portfolio transactions, the Board noted
that during 2023 the Adviser paid the costs of research services for all client accounts that it advises, including the T. Rowe Price funds. However, effective
January 1, 2024, the Adviser will begin using brokerage commissions in connection with certain T. Rowe Price funds’ securities transactions to pay for research when permissible.
The Board received information on the estimated costs incurred and profits realized by the Adviser from managing the T. Rowe Price funds. The Board also reviewed estimates of the profits realized from managing the fund in particular, and the
Board concluded that the Adviser’s profits were reasonable in light of the services provided to the fund.
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
(continued)

T. ROWE PRICE Mid-Cap Value Fund

The Board also considered whether the fund benefits under the fee levels set forth in the Advisory Contract or otherwise from any economies of scale realized by the Adviser. Under the Advisory Contract, the fund pays a fee to the Adviser for investment management services composed of two components—a group fee rate based on the combined average net assets of most of the T. Rowe Price funds
(including the fund) that declines at certain asset levels and an individual fund fee rate based on the fund’s average daily net assets—and the fund pays its own expenses of operations. The group fee rate decreases as total T. Rowe Price fund assets grow, which reduces the management fee rate for any fund that has a group fee component to its management fee, and reflects that certain resources utilized to operate the fund are shared with other T. Rowe Price funds, thus allowing shareholders of those funds to share potential economies of scale.
The fund’s shareholders also benefit from potential economies of scale through a decline in certain operating expenses as the fund grows in size. However, the fund is also subject to a contractual expense limitation that requires the Adviser to waive its fees and/or bear any expenses that would otherwise cause the expenses of a share class of the fund to exceed a certain percentage based on the class’s net assets. The expense limitations mitigate the potential for an increase in operating expenses above a certain level that could impact shareholders.
The fund also offers a Z Class, which serves as an underlying investment within certain T. Rowe Price fund of funds arrangements. The Adviser waives its advisory fee on the Z Class and waives or bears the Z Class’s other operating expenses, with certain exceptions. The Board considered whether the advisory fee and operating expense waivers on the Z Class may present a means for cross-
subsidization of the Z Class by other share classes of the fund. In that regard, the Board noted that the Z Class operating expenses are largely covered by the all-inclusive fees charged by the investing T. Rowe Price fund of funds and that any Z Class operating expenses not covered by the investing T. Rowe Price fund of funds’ fees are paid by the Adviser and not by shareholders of any other share class of the fund.
In addition, the Board noted that the fund potentially shares in indirect economies of scale through the Adviser’s ongoing investments in its business in support of the T. Rowe Price funds, including investments in trading systems, technology, and regulatory support enhancements, and the ability to possibly negotiate lower fee arrangements with third-party service providers. The Board concluded that the advisory fee structure for the fund provides for a reasonable sharing of benefits from any economies of scale with the fund’s investors.
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
(continued)

T. ROWE PRICE Mid-Cap Value Fund

Fees and Expenses
The Board was provided with information regarding industry trends in management fees and expenses. Among other things, the Board reviewed data for peer groups that were compiled by Broadridge, which compared: (i) contractual management fees, actual management fees, nonmanagement expenses, and total expenses of the Investor Class of the fund with a group of competitor funds selected by
Broadridge (Investor Class Expense Group); (ii) actual management fees and total expenses of the Advisor Class of the fund with a group of competitor funds selected by Broadridge (Advisor Class Expense Group); and (iii) actual management fees, nonmanagement expenses, and total expenses of the Investor Class of the fund with a broader set of funds within the Lipper investment classification (Expense
Universe). The Board considered the fund’s contractual management fee rate, actual management fee rate (which reflects the management fees actually received from the fund by the Adviser after any applicable waivers, reductions, or reimbursements), operating expenses, and total expenses (which reflect the net total expense ratio of the fund after any waivers, reductions, or reimbursements)
in comparison with the information for the Broadridge peer groups. Broadridge generally constructed the peer groups by seeking the most comparable funds based on similar investment classifications and objectives, expense structure, asset size, and operating components and attributes and ranked funds into quintiles, with the first quintile representing the funds with the lowest relative expenses and the fifth quintile representing the funds with the highest relative expenses. The information provided to the Board indicated that the fund’s contractual management fee ranked in the second quintile (Investor Class Expense Group), the fund’s actual management fee rate ranked in the third quintile (Investor Class Expense
Group, Advisor Class Expense Group, and Expense Universe), and the fund’s total expenses ranked in the third quintile (Investor Class Expense Group), second quintile (Expense Universe), and first quintile (Advisor Class Expense Group).
The Board also reviewed the fee schedules for other investment portfolios with similar mandates that are advised or subadvised by the Adviser and its affiliates, including separately managed accounts for institutional and individual investors;
subadvised funds; and other sponsored investment portfolios, including collective investment trusts and pooled vehicles organized and offered to investors outside the United States. Management provided the Board with information about the Adviser’s responsibilities and services provided to subadvisory and other institutional account clients, including information about how the requirements and economics of the institutional business are fundamentally different from those of the proprietary mutual fund business. The Board considered information showing that the Adviser’s mutual fund business is generally more complex from a business and compliance perspective than its institutional account business and considered various relevant factors, such as the broader scope of operations and oversight,
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
(continued)

T. ROWE PRICE Mid-Cap Value Fund

more extensive shareholder communication infrastructure, greater asset flows, heightened business risks, and differences in applicable laws and regulations associated with the Adviser’s proprietary mutual fund business. In assessing the reasonableness of the fund’s management fee rate, the Board considered the differences in the nature of the services required for the Adviser to manage its mutual fund business versus managing a discrete pool of assets as a subadviser to another institution’s mutual fund or for an institutional account and that the
Adviser generally performs significant additional services and assumes greater risk in managing the fund and other T. Rowe Price funds than it does for institutional account clients, including subadvised funds.
On the basis of the information provided and the factors considered, the Board concluded that the fees paid by the fund under the Advisory Contract are reasonable.
Approval of the Advisory Contract
As noted, the Board approved the continuation of the Advisory Contract. No single factor was considered in isolation or to be determinative to the decision. Rather, the Board concluded, in light of a weighting and balancing of all factors considered, that it was in the best interests of the fund and its shareholders for the Board to approve the continuation of the Advisory Contract (including the fees to be charged for services thereunder).
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
(continued)

100 East Pratt Street
Baltimore, MD 21202
T. Rowe Price Investment Services, Inc.
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
F115-051 8/24

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR and/or the Statement of Additional Information.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a)  The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b)  The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

(2)	Listing standards relating to recovery of erroneously awarded compensation: Not applicable.

(3)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Mid-Cap Value Fund

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	August 20, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	August 20, 2024

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	August 20, 2024